FINANCE EXPENSES, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
FINANCE EXPENSES, NET

NOTE 13 - FINANCE EXPENSES, NET

	Nine months ended September 30,		Three months ended September 30,		Year ended December 31,
	2016	2015	2016	2015	2015
	Unaudited		Unaudited
Bank fees and interest	$1,001	$518	$464	$80	$757
Exchange differences	(20,358)	(1,851)	(20,255)	7,567	(1,299)
Revaluation and interest on convertible loans	260,114	—	27,124	—	6,605

	$240,757	$(1,333)	$7,333	$7,647	$6,063

NOTE 13 - FINANCE EXPENSES, NET

	Year ended December 31,
	2015	2014
Bank fees and interest	$7,362	$1,704
Exchange differences	(1,299)	117,319

	$6,063	$119,023